PIMCO RAE US Fund Investment Strategy - PIMCO RAE US Fund	Jun. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in securities of companies economically tied to the United States (for purposes of this section only, “U.S. companies”).Specifically, under normal circumstances, the Fund will obtain exposure to a portfolio of stocks of U.S. companies (“RAE US Portfolio”) through investment in the securities that comprise the RAE US Portfolio.The stocks are selected by the Fund’s sub-adviser, Syzygy Asset Management, LLC (formerly known as Research Affiliates, LLC) (“Sub-Adviser” or “Syzygy”), from a broad universe of companies which satisfy certain liquidity and capacity requirements. The Sub-Adviser uses the RAE™ methodology for portfolio construction. The RAE™ methodology is a rules-based model that selects stocks using quantitative signals that indicate higher expected returns, e.g., value, quality, and momentum. The model then weights selected stocks using their fundamental measures of company size, e.g., sales, cash flow, dividends and book value. The Sub-Adviser applies the RAE™ methodology to the large and mid-sized U.S. companies as determined by cumulative fundamental measures of company size. The fundamental weights of U.S. companies are sorted in descending order where the top cumulative 86% weights are eligible as large and mid-sized companies. Actual stock positions in the RAE US Portfolio, which drift apart from target weights as market prices change, are rebalanced to target weights periodically. The RAE™ methodology’s systematic portfolio rebalancing reflects a value orientation. Portfolio managers do not have discretion with respect to the allocations determined by the RAE™ methodology. The RAE™ methodology is not updated according to any predetermined schedule. The Sub-Adviser provides investment advisory services in connection with the Fund’s use of the RAE US Portfolio by, among other things, providing PIMCO with the constituents and target weights in the RAE US Portfolio. The Fund seeks to remain invested in the securities that comprise the RAE US Portfolio even when the value of the RAE US Portfolio is declining. The Fund may invest, without limitation, in equity and equity-related securities, including common and preferred securities. Equity-related securities include securities having an equity component (e.g., hybrids, bank capital) and equity derivatives. With respect to investments in equity securities, there is no limitation on the market capitalization range of the issuers in which the Fund may invest. The Fund may also invest in derivative instruments, such as options, forwards, futures contracts, options on futures and swap agreements, consistent with its investment objective. The Fund may also invest in real estate investment trusts (“REITs”). The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. The Fund may also enter into reverse repurchase agreements and lend portfolio securities.